Changes in Accounting Policies (IFRS 9 and IFRS 16) - Additional Information (Detail) - CNY (¥) ¥ in Millions	Jan. 01, 2018	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using the equity method		¥ 155,228	¥ 144,109	¥ 145,325
Bottom of range [member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			3.50%
Top of range [member]
Disclosure of initial application of standards or interpretations [line items]
Weighted average lessee's incremental borrowing rate applied to lease liabilities recognised at date of initial application of IFRS 16			4.00%
Increase/(decrease) due to IFRS9 - associates [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit	¥ (2,194)
PRC statutory reserves	(548)
Increase of other comprehensive income of the group	548
Investments accounted for using the equity method	(2,194)
Increase/(decrease) due to application of IFRS 16 [member]
Disclosure of initial application of standards or interpretations [line items]
Investments accounted for using the equity method			¥ (1,216)
Increase/(decrease) due to application of IFRS 16 [member] | IFRS 16 lease [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit			(1,202)
PRC statutory reserves			(14)
Investments accounted for using the equity method			¥ (1,216)
Increase/(decrease) due to IFRS9 - classification and measurement [member]
Disclosure of initial application of standards or interpretations [line items]
Financial assets at fair value profit or loss	65,630
Equity investments measured at fair value of other comprehensive income	44
Financial assets at fair value of other comprehensive income reserve	19
Increase/(decrease) due to IFRS9 - Impairment [member]
Disclosure of initial application of standards or interpretations [line items]
Retained profit	(165)
PRC statutory reserves	¥ (6)